SCHEDULE OF LONG -TERM LOANS (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Debt Instrument [Line Items]
Long-term Debt	$ 2,621,537	$ 3,709,597
Long-term Debt, Current Maturities	(448,005)	(1,227,346)
Long-term Debt, Excluding Current Maturities	2,173,532	2,482,251
Xian Investment Holding Co Ltd [Member]
Debt Instrument [Line Items]
Long-term Debt		2,204,812
Xian High Tech Emerging Industry Investment Fund Partnership [Member]
Debt Instrument [Line Items]
Long-term Debt	1,238,774	1,175,900
We Bank Co Ltd [Member]
Debt Instrument [Line Items]
Long-term Debt	156,377	34,910
Huaxia Bank [Member]
Debt Instrument [Line Items]
Long-term Debt	743,264	293,975
Qishang Bank [Member]
Debt Instrument [Line Items]
Long-term Debt	387,117
We Bank Co Ltd One [Membe]
Debt Instrument [Line Items]
Long-term Debt	$ 96,005